Federal Funds Sold or Purchased, Securities Financing Agreements and Short-term Borrowings - Repurchase Agreements and Securities Loaned Transactions Accounted for as Secured Borrowings (Details)
$ in Millions
12 Months Ended
Dec. 31, 2015 USD ($)
Remaining Contractual Maturity
Securities sold under agreements to repurchase	$ 284,303
Securities loaned	44,775
Other	13,235
Total	$ 342,313
Maximum agreement maturity period (less than)	3 years
Overnight and Continuous
Remaining Contractual Maturity
Securities sold under agreements to repurchase	$ 126,694
Securities loaned	39,772
Other	13,235
Total	179,701
30 Days or Less
Remaining Contractual Maturity
Securities sold under agreements to repurchase	86,879
Securities loaned	363
Other	0
Total	87,242
After 30 Days Through 90 Days
Remaining Contractual Maturity
Securities sold under agreements to repurchase	43,216
Securities loaned	2,352
Other	0
Total	45,568
Greater than 90 Days
Remaining Contractual Maturity
Securities sold under agreements to repurchase	27,514
Securities loaned	2,288
Other	0
Total	$ 29,802